Goodwill (Goodwill Rollforward) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill, Acquired During Period	$ 0	$ 153,628	$ 0
Goodwill, Impairment Loss	0	(12,462)	0
Goodwill [Roll Forward]
Beginning balance	826,476	685,310	685,310
Final purchase price adjustment	61,748
Ending balance	$ 888,224	$ 826,476	$ 685,310